Fair value measurement - Additional information - Credit risk (Details) - Past due date but not impaired - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Loans and receivables	$ 8	$ 7
Within one year
Credit risk
Loans and receivables	$ 1	$ 1